Acquisition and disposal of subsidiaries in Russia - Goodwill and reserve (Details) ₽ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2022 RUB (₽)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Acquisition and disposal of subsidiaries in Russia
Goodwill			$ 1,836	$ 1,501
Goodwill recognised at the acquisition date			46,950	1,473
Translation reserve				28
Bargain purchase as the fair value of assets acquired and liabilities assumed exceeded the total of fair value of consideration paid and the proportionate value of non-controlling interest				79
Goodwill deductible for income tax purposes			0
Revenue			480,247	434,094
Net loss from continuing operations			10,627	118,576
Loss from sale of subsidiary		$ 4,969
Goodwill resulted from the acquisitions of the Russian subsidiaries was written-off a result of the sale			0
Nexters Online LLC
Acquisition and disposal of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				2,219
Consideration for sale of ownership interest | ₽	₽ 100
Nexters Studio LLC
Acquisition and disposal of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				16,563
Consideration for sale of ownership interest | ₽	₽ 200
NHW Ltd
Acquisition and disposal of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				13
Game Positive LLC
Acquisition and disposal of subsidiaries in Russia
Bargain purchase as the fair value of assets acquired and liabilities assumed exceeded the total of fair value of consideration paid and the proportionate value of non-controlling interest				79
Goodwill deductible for income tax purposes			$ 0
Net loss before tax from continuing operations since acquisition				$ 134
Percentage of ownership interest sold	70.00%
Consideration for sale of ownership interest | ₽	₽ 100
Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
Consideration for sale of ownership interest | ₽	₽ 100
Loss from sale of subsidiary		$ 4,969
Nexters Studio LLC, Nexters Online LLC and Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
Percentage of ownership interest sold	100.00%